1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost,
Shares Security Description Value
Common Stock - 97.3%
Communication Services - 1.5%
13,065 Cable One, Inc. $ 9,171,630
Consumer Discretionary - 5.5%
237,701 CarMax, Inc.
(a)
15,279,420
154,874 Chewy, Inc.
(a)
5,789,190
136,521 Floor & Decor Holdings, Inc.,
Class A
(a)
13,409,093
34,477,703
Consumer Staples - 3.0%
48,645 Dollar General Corp. 10,237,827
498,496 Utz Brands, Inc. 8,210,229
18,448,056
Financials - 8.0%
210,342 Goosehead Insurance, Inc.,
Class A
(a)
10,979,852
13,543 Markel Corp.
(a)
17,299,964
69,932 Moody's Corp. 21,400,591
49,680,407
Health Care - 16.5%
209,080 Azenta, Inc.
(a)
9,329,150
263,388 Bio-Techne Corp. 19,540,756
117,452 Edwards Lifesciences Corp.
(a)
9,716,804
98,655 Illumina, Inc.
(a)
22,942,220
74,026 Intuitive Surgical, Inc.
(a)
18,911,422
123,046 Veeva Systems, Inc., Class A
(a)
22,614,624
103,054,976
Industrials - 26.4%
211,809 CoStar Group, Inc.
(a)
14,583,050
369,889 Fastenal Co. 19,951,813
150,814 HEICO Corp., Class A 20,495,622
60,994 Old Dominion Freight Line, Inc. 20,789,195
80,951 SiteOne Landscape Supply, Inc.
(a)
11,079,763
38,173 TransDigm Group, Inc. 28,135,410
58,061 Verisk Analytics, Inc. 11,139,583
161,355 Waste Connections, Inc. 22,439,640
333,695 WillScot Mobile Mini Holdings
Corp.
(a)
15,643,622
164,257,698
Information Technology - 22.7%
70,955 ANSYS, Inc.
(a)
23,613,824
73,787 Appfolio, Inc.
(a)
9,185,006
48,577 Atlassian Corp., Class A
(a)
8,314,925
131,677 BlackLine, Inc.
(a)
8,842,111
71,467 Crowdstrike Holdings, Inc.,
Class A
(a)
9,809,561
188,919 Endava PLC, ADR
(a)
12,691,578
241,487 Guidewire Software, Inc.
(a)
19,814,008
140,751 PROS Holdings, Inc.
(a)
3,856,577
Shares Security Description Value
Information Technology - 22.7% (continued)
128,266 Sprout Social, Inc., Class A
(a)
$ 7,808,834
22,481 Tyler Technologies, Inc.
(a)
7,972,662
236,984 WNS Holdings, Ltd., ADR
(a)
22,079,799
70,785 Workiva, Inc.
(a)
7,249,092
141,237,977
Materials - 8.0%
160,946 Ecolab, Inc. 26,641,391
135,293 Vulcan Materials Co. 23,210,867
49,852,258
Real Estate - 5.7%
344,100 CBRE Group, Inc., Class A
(a)
25,053,921
40,731 SBA Communications Corp. REIT 10,633,642
35,687,563
Total Common Stock (Cost $523,035,946) 605,868,268
Money Market Fund - 2.7%
16,961,929 First American Treasury
Obligations Fund,
Class X, 4.72%
(b)
(Cost $16,961,929) 16,961,929
Investments, at value - 100.0% (Cost
$539,997,875) $ 622,830,197
Other Assets & Liabilities, Net - 0.0% (44,632)
Net Assets - 100.0% $ 622,785,565
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2023.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 605,868,268
Level 2 - Other Significant Observable Inputs 16,961,929
Level 3 - Significant Unobservable Inputs –
Total $ 622,830,197